RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Schedule of related parties and related parties transactions
Related parties of the Company are comprised of the following:

Owners, each with significant influence over Amer Sports, Inc.:
ANTA Sports Products Limited
FountainVest Partners
Anamered Investments Inc.
The Board of Directors of Amer Sports, Inc. (1)
The Executive Committee and the Global Leadership Team of Amer Sports, Inc. (1)
________________________________________________________
(1)Includes entities controlled or jointly controlled by members.
Transactions with ANTA Sports

	For the year ended December 31,
In millions	2025	2024	2023
Purchases of goods and services from ANTA Sports and subsidiaries	$52.2	$31.4	$26.7
Sales of goods and services to ANTA Sports and subsidiaries	41.1	30.8	1.1

	For the year ended December 31,
In millions	2025	2024	2023
Interest expenses to the former parent company:
Investment Loan	$—	$19.1	$205.0
Facility A Loan	—	2.5	21.4
Total	$—	$21.6	$226.4

In millions	December 31, 2025	December 31, 2024
ANTA Sports and subsidiaries
Current payables	$17.9	$11.3
Current receivables	7.6	10.4
Key management personnel
Provisions short and long-term incentive	12.6	7.9
Other short-term benefit liabilities	2.1	0.8
Entity controlled by a member of the board of directors of Amer Sports, Inc.
Right-of-use asset / Lease liability	0.7	0.8

Schedule of compensation to key management recognized
Compensation to key management personnel recognized in the consolidated statement of income and loss and other comprehensive income and loss was as follows:

	For the year ended December 31,
In millions	2025	2024	2023
Salaries and other short-term employee benefits	$24.8	$21.8	$12.7
Post-employment benefits	1.7	1.5	0.5
Termination benefits	0.6	0.7	0.9
Share-based payments (1)	13.9	15.2	19.5
Other long-term benefits	0.2	—	0.3
Total	$41.2	$39.2	$33.9
________________________________________________________
(1)Includes expenses for the share-based payments and for fixed cash compensation on stock options vested at period end.